Property, Plant and Equipment - Additional information (Detail) - Vehicles And Equipment On Operating Leases [Member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Right of use assets	¥ 4,664,376	¥ 4,306,566
Additions to right-of-use assets	2,909,058	2,091,013
Depreciation of right of use assets	617,495	612,569	¥ 666,385
Income from subleasing right-of-use assets	¥ 1,008,634	¥ 947,058	¥ 992,730